SHARE REPURCHASE	12 Months Ended
Dec. 31, 2015
SHARE REPURCHASE [Abstract]
STOCK REPURCHASE
16.	SHARE REPURCHASE

On October 26, 2012, the Board of Directors authorized to purchase the American Depositary Shares ("ADS", each representing 40 shares) on the open market (the "2012 Purchase Plan"). The aggregate value of ADSs to be purchased under the 2012 Purchase Plan shall not exceed $20,000,000, and the number of ADSs to be purchased shall not exceed 5,000,000 ADSs. During 2012, the Company repurchased 362,807 ADSs for a total consideration of $2,071,731. During 2013, the Company repurchased 1,592,558 ADSs for a total consideration of $10,123,821. All such ADSs repurchased by the Company in 2012 and 2013 under the 2012 Purchase Plan were cancelled during 2013. During 2014 and 2015, there were no share repurchases.